COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost	$ 262	$ 865
Sudsidiary | Letters of Credit
Disclosure of finance lease and operating lease by lessee [line items]
Total borrowings	1,002	$ 1,135
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	199
Later than two years and not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	58
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	$ 5